Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 6,391,572	R$ 9,955,248
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(2,173,134)	(3,384,784)
Taxation (difference) on profit of associates in Brazil and abroad	94,815	(283,517)
Equity method	(6,926)	(5,806)
Credit related to Reintegra Program	2,463	2,912
Director bonuses	(3,441)	(11,912)
Tax incentives (Note 12.3)	2,195	67,802
Other exclusions permanent	4,447	8,235
Total tax expense (income)	(2,079,581)	(3,607,070)
Current	88,836	(57,542)
Deferred	(1,594,376)	(2,592,733)
Total Income Tax Expense income	(1,505,540)	(2,650,275)
Current	(1,299)	(9,558)
Deferred	(572,742)	(947,237)
Total Social Contribution Expense Income	R$ (574,041)	R$ (956,795)